Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2014
Assets Measured at Fair Value on Recurring Basis

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2013 and 2014:

December 31, 2013

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading bond funds	742	—	—	742

December 31, 2014

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading bond funds	703	—	—	703